Financial Instruments - Liquidity risk (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Non derivative financial Liabilities [Abstract]
Short-term unsecured borrowings	$ 0	$ 57,339
Short-term secured borrowings	104,000	164,000
Long-term unsecured borrowings (including current portion)	58,500	0
Lease liabilities	10,454	4,220
Guarantee deposits	5,765	400
Unsecured Borrowings
Non derivative financial Liabilities [Abstract]
Short-term unsecured borrowings	0	57,339	$ 20,000
Secured Borrowings
Non derivative financial Liabilities [Abstract]
Short-term secured borrowings	104,000	164,000	$ 164,000
Not later than Six months [Member]
Non derivative financial Liabilities [Abstract]
Short-term unsecured borrowings		57,625
Short-term secured borrowings	104,106	114,248
Lease liabilities	1,600	971
Guarantee deposits	5,765	400
Non-derivative financial liabilities, undiscounted cash flows	114,687	173,244
Not later than Six months [Member] | Unsecured Borrowings
Non derivative financial Liabilities [Abstract]
Long-term unsecured borrowings (including current portion)	3,216
Later than six months and not later than one year [member]
Non derivative financial Liabilities [Abstract]
Short-term unsecured borrowings		0
Short-term secured borrowings	0	50,006
Lease liabilities	1,603	559
Guarantee deposits	0	0
Non-derivative financial liabilities, undiscounted cash flows	4,812	50,565
Later than six months and not later than one year [member] | Unsecured Borrowings
Non derivative financial Liabilities [Abstract]
Long-term unsecured borrowings (including current portion)	3,209
Later than one year and not later than two years [member]
Non derivative financial Liabilities [Abstract]
Lease liabilities	4,538	1,614
Guarantee deposits	0	0
Non-derivative financial liabilities, undiscounted cash flows	10,917	1,614
Later than one year and not later than two years [member] | Unsecured Borrowings
Non derivative financial Liabilities [Abstract]
Long-term unsecured borrowings (including current portion)	6,379
Later than two years and not later than five years [member]
Non derivative financial Liabilities [Abstract]
Lease liabilities	2,984	1,306
Guarantee deposits	0	0
Non-derivative financial liabilities, undiscounted cash flows	21,846	1,306
Later than two years and not later than five years [member] | Unsecured Borrowings
Non derivative financial Liabilities [Abstract]
Long-term unsecured borrowings (including current portion)	18,862
Later than five years [member]
Non derivative financial Liabilities [Abstract]
Short-term unsecured borrowings		0
Short-term secured borrowings	0	0
Lease liabilities	0	0
Guarantee deposits	0	0
Non-derivative financial liabilities, undiscounted cash flows	29,018	0
Later than five years [member] | Unsecured Borrowings
Non derivative financial Liabilities [Abstract]
Long-term unsecured borrowings (including current portion)	29,018
Contractual Cash Flows [Member]
Non derivative financial Liabilities [Abstract]
Short-term unsecured borrowings		57,625
Short-term secured borrowings	104,106	164,254
Lease liabilities	10,725	4,450
Guarantee deposits	5,765	400
Non-derivative financial liabilities, undiscounted cash flows	181,280	$ 226,729
Contractual Cash Flows [Member] | Unsecured Borrowings
Non derivative financial Liabilities [Abstract]
Long-term unsecured borrowings (including current portion)	$ 60,684